Revenue from contracts with customers and trade receivables (Details 8) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Advance from customers	₨ 981	₨ 668
Contract liabilities	₨ 981	₨ 668